SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Estimated Useful Lives) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years	5 years
Computer/office equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years
Furniture, fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years	3 years